Note 17 - New Accounting Standards Not Yet Adopted	12 Months Ended
Oct. 31, 2015
Notes to Financial Statements
Description of New Accounting Pronouncements Not yet Adopted [Text Block]
(17)	New Accounting Standards Not Yet Adopted

In May 2014, the FASB issued Accounting Standards Update 2014-09,
Revenue from Contracts with Customers
(“ASU 2014-09”). ASU 2014-09 is a comprehensive new revenue recognition model that expands disclosure requirements and requires an entity to recognize revenue when promised goods or services are transferred to a customer at an amount that reflects the consideration it expects to receive in exchange for those goods or services. In August 2015, the FASB issued Accounting Standards Update 2015-14,
Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date
(“ASU 2015-14”) which defers the effective date of the new revenue recognition standard by one year. Under ASU 2015-14, the new revenue recognition standard is effective for the Company beginning in fiscal year 2019. The Company is currently evaluating the impact of the adoption of this guidance on the Company's results of operations, financial position and liquidity and its related financial statement disclosures.

In April 2015, the FASB issued Accounting Standards Update 2015-03,
Simplifying the Presentation of Debt Issuance Costs
("ASU 2015-03"). ASU 2015-03 requires debt issuance costs to be presented in the balance sheet as a direct deduction from the carrying value of the associated debt liability, consistent with the presentation of a debt discount. Prior to the issuance of the standard, debt issuance costs were required to be presented in the balance sheet as an asset. In August 2015, the FASB issued Accounting Standards Update 2015-15, I nterest - Imputed Interest (Subtopic 835-30): Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements
(“ASU 2015-15”) which clarifies that entities may continue to defer and present debt issuance costs associated with a line-of-credit as an asset and subsequently amortize the deferred costs ratably over the term of the arrangement. This guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2015, with early adoption permitted. The new guidance must be applied retrospectively to all prior reporting periods presented.  The adoption of ASUs 2015-03 and 2015-15 are not expected to have a material impact on the Company’s results of operations, financial position or liquidity or its related financial statement disclosures.

In July 2015, the FASB issued Accounting Standards Update 2015-11,
Simplifying the Measurement of Inventory
(“ASU 2015-11”). ASU 2015-11 changes the inventory valuation method from lower of cost or market to lower of cost and net realizable value for inventory valued using first-in, first-out or average cost. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. ASU-2015-11 is effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years, and should be applied prospectively with early adoption permitted. The adoption of ASU 2015-11 is not expected to have any impact on the Company’s results of operations, financial position or liquidity or its related financial statement disclosures.

In November 2015, the FASB issued Accounting Standards Update 2015-17,
Income Taxes
(“ASU 2015-17”). ASU 2015-17 requires that deferred tax liabilities and assets be classified as noncurrent in a classified statement of financial position. ASU 2015-17 is effective for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those periods, with early adoption permitted. The Company is currently evaluating the impact of the adoption of this guidance on its financial position and related financial statement disclosures.

There are no other new accounting standards issued, but not yet adopted by the Company, which are expected to materially impact the Company’s financial position, operating results or financial statement disclosures.